Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) shares	Dec. 31, 2025 MXN ($) item $ / shares shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares
Classes of share capital
Number of classes of capital stock | item		4
Number of shares in each CPO		117
Number of CPOs in each GDS		5
Authorized (in shares)		340,621,800
Repurchased (in shares)	3,217,500	0
Held by trust (in shares)		(29,507,000)
Outstanding (in shares)		311,114,800	315,451,800	323,976,500
Shares in the form of CPOs, Authorized and Issued		279,337,500
Shares in the form of CPOs, Repurchased		0
Shares in the form of CPOs, Held by trust		24,747,300
Shares in the form of CPOs, Outstanding		254,590,200
Shares not in the form of CPOs, Authorized and Issued		61,284,300
Shares not in the form of CPOs, Repurchased		0
Shares not in the form of CPOs, Held by trust		4,759,700
Shares not in the form of CPOs, Outstanding		56,524,600
Issued capital | $		$ 3,933,549	$ 3,933,549
Authorized capital | $		$ 1,970,999
Spun-off Businesses to Ollamani | $			$ 9,184,038
Shares repurchased	$ 27.5			$ 1,197,082
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		25
Authorized (in shares)		118,614,200
Repurchased (in shares)		0
Held by trust (in shares)		(7,690,600)
Outstanding (in shares)		110,923,600	111,620,300	113,441,700
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		22
Authorized (in shares)		54,882,200
Repurchased (in shares)		0
Held by trust (in shares)		(7,010,400)
Outstanding (in shares)		47,871,800	48,742,300	50,345,400
CPOs
Classes of share capital
Authorized (in shares)		2,387,500
Repurchased (in shares)		0
Held by trust (in shares)		(211,500)
Outstanding (in shares)		2,176,000	2,215,600	2,288,400
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		83,562,700
Repurchased (in shares)		0
Held by trust (in shares)		(7,403,000)
Outstanding (in shares)		76,159,700	77,544,600	80,094,700
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35
Authorized (in shares)		83,562,700
Repurchased (in shares)		0
Held by trust (in shares)		(7,403,000)
Outstanding (in shares)		76,159,700	77,544,600	80,094,700
Capital Stock
Classes of share capital
Spun-off Businesses to Ollamani | $			$ 752,071
Spun-off Businesses to Ollamani, Nominal | $			$ 376,844